Income Taxes Expenses - Tax loss carry forwards (Details)	Dec. 31, 2019 USD ($)
PRC
Operating Loss Carryforwards [Line Items]
Tax loss carry forwards	$ 51,274,123
Tax loss carry forwards expiring in 2020	2,129,293
Tax loss carry forwards expiring in 2021	6,897,407
Tax loss carry forwards expiring in 2022	15,123,101
Tax loss carry forwards expiring in 2023	822,050
Tax loss carry forwards expiring in 2024	9,169,755
Thereafter	17,132,517
Hong Kong
Operating Loss Carryforwards [Line Items]
Tax loss carry forwards	$ 22,089,444